Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000161620 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161620 | United States Treasury Bill, 4.920%, 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161620 | Fidelity Treasury Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161620 | SPDR S&P 500 ETF Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161620 | United States Treasury Bill, 5.150%, 10/10/24
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161620 | United States Treasury Bill, 4.700%, 10/29/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161620 | United States Treasury Bill, 4.620%, 11/07/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161620 | United States Treasury Bill, 4.720%, 11/21/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161620 | United States Treasury Bill, 4.430%, 01/28/25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161620 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161620 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161620 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161620 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161620 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161620 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161620 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161620 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161620 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000161620 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	45.80%
C000161620 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.90%
C000161620 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161620 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161620 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.20%
C000161620 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.60%
C000161621 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161621 | United States Treasury Bill, 4.920%, 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161621 | Fidelity Treasury Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161621 | SPDR S&P 500 ETF Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161621 | United States Treasury Bill, 5.150%, 10/10/24
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161621 | United States Treasury Bill, 4.700%, 10/29/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161621 | United States Treasury Bill, 4.620%, 11/07/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161621 | United States Treasury Bill, 4.720%, 11/21/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161621 | United States Treasury Bill, 4.430%, 01/28/25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161621 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161621 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161621 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161621 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161621 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161621 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161621 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161621 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161621 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161621 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161621 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161621 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161621 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161621 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161621 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161621 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161621 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000161621 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	45.80%
C000161621 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.90%
C000161621 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161621 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161621 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.20%
C000161621 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.60%
C000161622 | Counterpoint Quantitative Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161622 | United States Treasury Bill, 4.920%, 10/31/24
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000161622 | Fidelity Treasury Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161622 | SPDR S&P 500 ETF Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161622 | United States Treasury Bill, 5.150%, 10/10/24
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161622 | United States Treasury Bill, 4.700%, 10/29/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161622 | United States Treasury Bill, 4.620%, 11/07/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161622 | United States Treasury Bill, 4.720%, 11/21/24
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161622 | United States Treasury Bill, 4.430%, 01/28/25
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000161622 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000161622 | Future Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000161622 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000161622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000161622 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000161622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000161622 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000161622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000161622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000161622 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161622 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000161622 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000161622 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000161622 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	45.80%
C000161622 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	12.90%
C000161622 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000161622 | InvestmentType_Options
Holdings [Line Items]
Percent of Total Investments	0.40%
C000161622 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	0.20%
C000161622 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	29.60%
C000146567 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000146567 | 09260B630 | BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146567 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146567 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000146567 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146567 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146567 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146567 | 38145C455 | Goldman Sachs High Yield Floating Rate Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146567 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146567 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146567 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146567 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000146567 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000146567 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.50%
C000146567 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146567 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	7.50%
C000146567 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	72.00%
C000146568 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000146568 | 09260B630 | BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146568 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146568 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000146568 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146568 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146568 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146568 | 38145C455 | Goldman Sachs High Yield Floating Rate Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146568 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146568 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146568 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146568 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000146568 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000146568 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.50%
C000146568 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146568 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	7.50%
C000146568 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	72.00%
C000146569 | 315807552 | Fidelity Advisor Floating Rate High Income Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000146569 | 09260B630 | BlackRock High Yield Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146569 | 693390841 | PIMCO High Yield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000146569 | 74440Y801 | PGIM High Yield Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000146569 | 09260B747 | BlackRock Floating Rate Income Portfolio, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000146569 | 4812C0803 | JPMorgan High Yield Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000146569 | 46138G508 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000146569 | 38145C455 | Goldman Sachs High Yield Floating Rate Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146569 | 78467V608 | SPDR Blackstone Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000146569 | 46435U853 | iShares Broad USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146569 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146569 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000146569 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	90.20%
C000146569 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	17.50%
C000146569 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	3.00%
C000146569 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	7.50%
C000146569 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	72.00%
C000200261 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000200261 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000200261 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200261 | 24610H302 | Delaware National High-Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200261 | 74440M401 | PGIM Muni High Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200261 | 024934663 | American Century High-Yield Municipal Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200261 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200261 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200261 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200261 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200261 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200261 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000200261 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	21.80%
C000200261 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200261 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	76.30%
C000200262 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000200262 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000200262 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200262 | 24610H302 | Delaware National High-Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200262 | 74440M401 | PGIM Muni High Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200262 | 024934663 | American Century High-Yield Municipal Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200262 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200262 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200262 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200262 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200262 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200262 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000200262 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	21.80%
C000200262 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200262 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	76.30%
C000200263 | 026545806 | American High-Income Municipal Bond Fund, Class F-3
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000200263 | 741486302 | T Rowe Price Tax-Free High Yield Fund, Inc., Class I
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000200263 | 92189H409 | VanEck High Yield Muni ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200263 | 24610H302 | Delaware National High-Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200263 | 74440M401 | PGIM Muni High Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200263 | 024934663 | American Century High-Yield Municipal Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000200263 | 67065Q772 | Nuveen High Yield Municipal Bond Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200263 | 261908107 | Dreyfus Treasury Obligations Cash Management Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200263 | 38142Y583 | Goldman Sachs High Yield Municipal Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200263 | 72201F672 | PIMCO High Yield Municipal Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200263 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200263 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000200263 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	21.80%
C000200263 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%
C000200263 | InvestmentType_Open End Funds
Holdings [Line Items]
Percent of Total Investments	76.30%